Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity

Note 12 - Equity

Authorized Shares

The Company was established under the laws of the Cayman Islands on February 15, 2024, with authorized share capital of US$500,000 divided into 500,000,000 ordinary shares of par value US$0.001 each at the time of incorporation, reflecting the retrospective effect of the reorganization on February 15, 2024.

On June 29, 2026, the shareholders passed ordinary resolutions to increase the Company’s authorized share capital through the creation of 10,000,000,000 Class A ordinary shares and approved the adoption of the Amended and Restated Memorandum and Articles of Association. Accordingly, the Company’s authorized share capital was increased from US$500,000 to US$23,000,000, divided into (a) 10,177,777,777.78 Class A ordinary shares, (b) 22,222,222.22 Class B ordinary shares and (c) 22,222,222.22 preferred shares, each with a par value of US$0.00225 per share.

Issued and Outstanding Shares

On September 4, 2025, the Company completed the issuance of an additional 2,000,000 ordinary shares in connection with its initial public offering, resulting in a total of 17,000,000 ordinary shares issued and outstanding as of December 31, 2025.

On January 23, 2026, shareholders approved a re-designation of the Company’s authorized share capital into Class A ordinary shares, Class B ordinary shares, and preferred shares. Accordingly, the authorized share capital of US$500,000 was reclassified from 100,000,000,000 ordinary shares of par value US$0.000005 each into:

- 80,000,000,000 Class A ordinary shares of par value US$0.000005 each;

- 10,000,000,000 Class B ordinary shares of par value US$0.000005 each; and

- 10,000,000,000 preferred shares of par value US$0.000005 each.

The 17,000,000 issued and outstanding ordinary shares as of December 31, 2025 were re-designated on a one-for-one basis into 8,292,150 Class A ordinary shares (one vote per share) and 8,707,850 Class B ordinary shares (50 votes per share). No preferred shares were issued or outstanding.

On February 12, 2026, the Company effected a 15-for-1 reverse share split of its issued and authorized shares. As a result, the 17,000,000 ordinary shares outstanding immediately prior to the reverse share split were consolidated into 1,133,334 shares, consisting of 552,810 Class A ordinary shares and 580,524 Class B ordinary shares. Correspondingly, the Company’s authorized share capital was proportionately reduced, with the number of authorized shares adjusted from 100,000,000,000 shares to 6,666,666,667 shares, with no change in the aggregate authorized share capital of US$500,000 or the par value per share.

In accordance with ASC 260, all share and per share amounts presented in these financial statements have been retrospectively adjusted to reflect the 15-for-1 reverse share split.

On April 20, 2026, the Company issued 3,225,000 Class A ordinary shares in connection with the completion of its fund-raising exercise. As of May 12, 2026, the Company issued an aggregate of 808,334 Class A ordinary shares pursuant to the exercise of warrants. The warrants were exercised on a non-cash basis and no cash consideration was received by the Company.

On May 4, 2026, the Company effected a 30-for-1 reverse share split of its issued and authorized shares. As a result, the Company’s authorized share capital was adjusted from 6,666,666,666.67 shares with a par value of US$0.000075 each to 222,222,222.22 shares with a par value of US$0.00225 each, with no change in the aggregate authorized share capital of US$500,000.

Immediately following the reverse share split, the Company had 18,427 Class A ordinary shares and 19,350.78 Class B ordinary shares issued and outstanding, representing an aggregate of 37,777.78 shares outstanding.

On June 29, 2026, the shareholders passed ordinary resolutions to increase the Company’s authorized share capital through the creation of 10,000,000,000 Class A ordinary shares and approved the adoption of the Amended and Restated Memorandum and Articles of Association. Accordingly, the Company’s authorized share capital was increased to US$23,000,000, divided into (a) 10,177,777,777.78 Class A ordinary shares, (b) 22,222,222.22 Class B ordinary shares, and (c) 22,222,222.22 preferred shares, each with a par value of US$0.00225 per share.

In accordance with ASC 260, all share and per share amounts presented in these financial statements have been retrospectively adjusted to reflect the 30-for-1 reverse share split.